Segment Information	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Segment Information
NOTE  21. SEGMENT INFORMATION

The Company operates in one segment, the cultivation, manufacturing, distribution, and sale of cannabis.
For the year ended December 31, 2020, the Company generated 98% of its revenue in the United States with the remainder generated in Canada. For the year ended December 31, 2019, all revenues were generated in the United States.